Contingent Liabilities and Provisions - Disclosure of Changes in Legal Provisions (Detail) - Legal proceedings provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of other provisions [line items]
Balance at beginning of year	$ 140	$ 275
Additional new provisions recognized	41	1,098
Amounts incurred and charged against existing provisions	(70)	(1,198)
Unused amounts reversed and other adjustments	(3)	(35)
Balance at end of year	$ 108	$ 140